Net Debt - Schedule of Finance Lease Obligations (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total lease liabilities	£ 1,117	£ 1,250
Not later than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	230	240
Between 1 and 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	207	227
Between 2 and 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	126	119
Between 3 and 4 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	96	105
Between 4 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	86	93
Later than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	£ 372	£ 466